RELATED PARTIES - Leases (Details) ₽ in Millions	Dec. 31, 2018 RUB (₽)
RELATED PARTIES
Total carrying value of right-of-use assets	₽ 1,359
Total lease obligations	1,192
Less non-current portion	(1,007)
Lease obligations, related parties - current	185
Finance costs
RELATED PARTIES
Interest expense accrued on lease obligations	135
Business Nedvizhimost
RELATED PARTIES
Total carrying value of right-of-use assets	919
Total lease obligations	793
Kronshtadt
RELATED PARTIES
Total carrying value of right-of-use assets	121
Total lease obligations	109
Other related parties
RELATED PARTIES
Total carrying value of right-of-use assets	319
Total lease obligations	₽ 290